Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost	$ 172	$ 216	$ 2,522
Gross unrealized gains	205	186	713
Gross unrealized losses	1	31	73
Fair value	376	371	3,162
Common shares [member]
Disclosure of financial assets [line items]
Cost	172	216	2,522
Gross unrealized gains	205	186	713
Gross unrealized losses	1	31	73
Fair value	$ 376	$ 371	$ 3,162